Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Commitments through Purchase and Sale Transactions of Investments

	2024		2023

	Purchase	Sale	Purchase	Sale

Real estate	-	-	-	2

Mortgage loans	189	-	421	-

Private loans	291	-	89	-

Other	1,205	-	1,292	-

Summary of Other Commitments and Contingencies

	2024	2023

Guarantees	918	773

Other guarantees	6	7